Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2021
Marketable Securities Disclosure [Abstract]
Disclosure of Marketable Securities
9.	Marketable securities
As at	December 31, 2021	December 31, 2020
Balance, beginning of year	—	—
Additions	158,101	—
Dispositions	(9,663)	—
Change in fair value recognized in profit or loss	(64,714)	—
Balance, end of period	83,724	—

Schedule of Components of Marketable Securities	The components of marketable securities are as follows:
As at	December 31, 2021	December 31, 2020
Equity securities	83,802	—
Put and call options	(78)	—
	83,724	—